As filed with the Securities and Exchange Commission on January 29, 1999
                                          Registration Nos. 2-64358 and 811-2919
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                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                         POST-EFFECTIVE AMENDMENT NO. 25
                                       on
                                    FORM N-1A

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933       [X]

                                       and

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940   [X]

                              ------------------

                     MUNICIPAL FUND FOR TEMPORARY INVESTMENT
               (Exact Name of Registrant as Specified in Charter)


     Bellevue Park Corporate Center                    LISA M. BUONO
          400 Bellevue Parkway                 Bellevue Park Corporate Center
       Wilmington, Delaware 19809                   400 Bellevue Parkway
(Address of Principal Executive Offices)         Wilmington, Delaware 19809
     Registrant's Telephone Number:                 (Name and Address of
            (302) 791-3329                           Agent for Service)


                                    Copy to:
                             W. BRUCE McCONNEL, III
                             Drinker Biddle & Reath
                       Philadelphia National Bank Building
                              1345 Chestnut Street
                      Philadelphia, Pennsylvania 19107-3496

It is proposed that this filing will become effective (check appropriate box)

      [_] immediately upon filing pursuant to paragraph (b)
      [x] on February 10, 1999 pursuant to paragraph (b)
      [_] 60 days after filing pursuant to paragraph (a)(i)
      [_] on (date) pursuant to paragraph (a)(i)
      [_] 75 days after filing pursuant to paragraph (a)(ii)
      [_] on (date) pursuant to paragraph (a)(ii) of rule 485.

If appropriate, check the following box:

      [x] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered:  Shares of Beneficial Interest

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                                  SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment No. 25 to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 25 to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Wilmington, and State of Delaware, on January 29, 1999.

                          MUNICIPAL FUND FOR TEMPORARY INVESTMENT

                          /s/ Thomas H. Nevin
                          -------------------
                          Thomas H. Nevin
                          President

     Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 25 to Registrant's Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature                         Title                        Date
---------                         -----                        ----

*G. Nicholas Beckwith, III        Trustee                      January 29, 1999
--------------------------
G. Nicholas Beckwith, III

* Philip E. Coldwell              Trustee                      January 29, 1999
--------------------------
Philip E. Coldwell

* Robert R. Fortune               Trustee                      January 29, 1999
--------------------------
Robert R. Fortune

*Jerrold B. Harris                Trustee                      January 29, 1999
--------------------------
Jerrold B. Harris

* Rodney D. Johnson               Trustee                      January 29, 1999
--------------------------
Rodney D. Johnson

*G. Willing Pepper                Chairman of                  January 29, 1999
--------------------------        the Board
G. Willing Pepper

/s/ Thomas H. Nevin               President                    January 29, 1999
--------------------------
Thomas H. Nevin

/s/ Lisa M. Buono                 Treasurer                    January 29, 1999
--------------------------        (Principal Financial
Lisa M. Buono                     and Accounting Officer)


*By: /s/ W. Bruce McConnel, III
     --------------------------
     W. Bruce McConnel, III
     Attorney-in-Fact